Acquisition Activity - Schedule of Business Acquisitions (Detail) - USD ($) $ in Thousands				12 Months Ended
	May. 31, 2015	Mar. 31, 2015	Feb. 28, 2015	Dec. 31, 2014	Dec. 31, 2015
Non-Equity consideration
Goodwill				$ 517,526	$ 724,603
Florida Bank Group, Inc.
Equity consideration
Common stock issued (shares)			752,493
Total equity consideration			$ 47,497
Non-Equity consideration
Cash			42,988
Total consideration paid			90,485
Net assets acquired			74,781
Goodwill			$ 15,704
Old Florida Bancshares, Inc.
Equity consideration
Common stock issued (shares)		3,839,554
Total equity consideration		$ 242,007
Non-Equity consideration
Cash		11,145
Total consideration paid		253,152
Net assets acquired		153,514
Goodwill		$ 99,638
Georgia Commerce Bancshares Inc.
Equity consideration
Common stock issued (shares)	2,882,357
Total equity consideration	$ 185,249
Non-Equity consideration
Cash	5,015
Total consideration paid	190,264
Net assets acquired	102,945
Goodwill	$ 87,319
Trust One Bank - Memphis
Non-Equity consideration
Total consideration paid				0
Net assets acquired				(8,596)
Goodwill				8,596
Teche Holding Company
Non-Equity consideration
Total consideration paid				156,740
Net assets acquired				76,311
Goodwill				80,429
First Private Holdings, Inc.
Non-Equity consideration
Total consideration paid				58,640
Net assets acquired				32,387
Goodwill				$ 26,253